Value of Business Acquired, Deferred Acquisition Costs, Unearned Revenue Reserves and Other Balances (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2023	Dec. 31, 2022	Jul. 01, 2021
Movement in Present Value of Future Insurance Profits [Roll Forward]
Balance, beginning of period			$ 299	$ 341
Additions			0	0
Amortization			(37)	(42)
Impact of reinsurance			0	0
Balance, end of period	$ 341		262	299
Movement Analysis of Deferred Policy Acquisition Costs and Present Value of Future Profits [Roll Forward]
Balance, beginning of period			496	547
Additions			64	22
Amortization	(24)	$ 43	(55)	(61)
Impact of reinsurance			(48)	(12)
Balance, end of period	547		457	496
Movement Analysis Of Negative Present Value Of Future Insurance Profits [Roll Forward]
Balance, beginning of period			3,611	3,916
Additions			0	0
Amortization			(303)	(305)
Balance, end of period	3,916		3,308	3,611
Less: reinsurance recoverables			(1,445)	(1,609)
Negative value of business acquired			1,863	2,002	$ 2,851
Liability For Future Policy Benefit, Before Reinsurance, Reserve [Roll Forward]
Balance, beginning of period			1,195	704
Additions			0	559
Amortization			(118)	(68)
Balance, end of period	704		1,077	1,195
Other Balances Associated With Market Risk Benefits [Roll Forward]
Balance, beginning of period			769	845
Additions			36	0
Amortization			(74)	(76)
Balance, end of period	845		731	769
Variable Annuities
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Balance, beginning of period			82	94
Additions			0	0
Amortization			(12)	(12)
Impact of reinsurance			0	0
Balance, end of period	94		70	82
Liability For Future Policy Benefit, Before Reinsurance, Reserve [Roll Forward]
Balance, beginning of period			47	0
Additions			0	48
Amortization			(5)	(1)
Balance, end of period	0		42	47
Fixed Deferred Annuities
Movement Analysis Of Negative Present Value Of Future Insurance Profits [Roll Forward]
Balance, beginning of period			803	939
Additions			0	0
Amortization			(141)	(136)
Balance, end of period	939		662	803
Less: reinsurance recoverables			(552)	(670)
Negative value of business acquired			110	133
Payout Annuities
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Balance, beginning of period			105	112
Additions			0	0
Amortization			(5)	(7)
Impact of reinsurance			0	0
Balance, end of period	112		100	105
Movement Analysis Of Negative Present Value Of Future Insurance Profits [Roll Forward]
Balance, beginning of period			2,645	2,782
Additions			0	0
Amortization			(133)	(137)
Balance, end of period	2,782		2,512	2,645
Less: reinsurance recoverables			(893)	(939)
Negative value of business acquired			1,619	1,706
Liability For Future Policy Benefit, Before Reinsurance, Reserve [Roll Forward]
Balance, beginning of period			71	76
Additions			0	0
Amortization			(4)	(5)
Balance, end of period	76		67	71
Fixed Indexed Annuities
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Balance, beginning of period			10	0
Additions			64	22
Amortization			(1)	0
Impact of reinsurance			(48)	(12)
Balance, end of period	0		25	10
Liability For Future Policy Benefit, Before Reinsurance, Reserve [Roll Forward]
Balance, beginning of period			1,077	628
Additions			0	511
Amortization			(109)	(62)
Balance, end of period	628		968	1,077
Corporate-Owned Life Insurance
Movement Analysis Of Negative Present Value Of Future Insurance Profits [Roll Forward]
Balance, beginning of period			163	195
Additions			0	0
Amortization			(29)	(32)
Balance, end of period	$ 195		134	163
Less: reinsurance recoverables			0	0
Negative value of business acquired			$ 134	$ 163